Share Based Payments (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
2007 Stock Option Plan [Member]
Share Based Payments [Line Items]
Reserved ordinary shares for issuance		2,750,000
Aggregate ordinary shares available for future grants		952,500
Option grant is exercisable		10 years
Expected dividend assumption (in Dollars)		$ 0
Options outstanding
Options exercisable
2007 Stock Option Plan [Member] | Bottom of Range [Member]
Share Based Payments [Line Items]
Options vest		3 years
2007 Stock Option Plan [Member] | Top of Range [Member]
Share Based Payments [Line Items]
Options vest		4 years
2007 Stock Option Plan [Member] | Employees [Member]
Share Based Payments [Line Items]
Options grants in period
2007 Stock Option Plan [Member] | Directors [Member]
Share Based Payments [Line Items]
Options grants in period
Stock Option Plan of Comm-IT Solutions [Member]
Share Based Payments [Line Items]
Options to purchase its shares				4,028
Purchase of shares				4,028
Options have fully vested upon their grant				827
Unrecognized compensation cost related to non-vested options (in Dollars)		$ 176
Weighted average period		1 year 3 months 18 days
Stock Option Plan of Comm-IT Solutions [Member] | Bottom of Range [Member]
Share Based Payments [Line Items]
Exercise price per option granted (in Dollars per share)				$ 0.27
Stock Option Plan of Comm-IT Solutions [Member] | Top of Range [Member]
Share Based Payments [Line Items]
Exercise price per option granted (in Dollars per share)				$ 1,812
Stock Option Plan of Comm-IT Solutions [Member] | Four Senior Officers [Member]
Share Based Payments [Line Items]
Exercise price per option granted (in Dollars per share)	$ 1,812
Share based payment, stock options awarded	116
Number of shares to be purchased under stock option plan	116
Cost of Share-Based Payment [Member]
Share Based Payments [Line Items]
Share-based payment expense related to employee stock options (in Dollars)		$ 1,607	$ 3,798	$ 2,079